RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 894	$ 2,099	$ 1,936
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	175	274	46
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	2,677	1,801	2,242
Rad Bynet [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	305	83	152
Rad Bynet [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 175	$ 274	$ 46